Turnover	12 Months Ended
Jun. 30, 2022
Turnover
Turnover
2	Turnover

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Revenue by major product line
Energy business	108 990	65 676	67 415
Coal[1]	6 370	2 025	1 343
Liquid fuels and crude oil[2]	96 036	58 265	60 119
Gas (methane rich and natural gas) and condensate[3]	6 584	5 386	5 953
Chemicals business	160 407	133 136	119 840
Advanced materials[4]	7 249	7 380	7 200
Base chemicals[5]	51 223	45 684	40 262
Essential care[6]	62 989	44 314	40 112
Performance solutions[7]	38 946	35 758	32 266
Other (Technology, refinery services)[8]	2 550	2 288	2 313
Revenue from contracts with customers	271 947	201 100	189 568
Revenue from other contracts[9]	3 791	810	799
Total external turnover	275 738	201 910	190 367
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4

Approximately 25% (2021 – 37%; 2020 – 29%) of revenue from advanced materials is derived from Chemicals Africa while 58% (2021 - 52%; 2020 - 56%) is derived from Chemicals Eurasia and the remaining revenue is derived from Chemicals America.

5

Approximately 64% (2021 – 59%; 2020 – 59%) of revenue from base chemicals is derived from Chemicals Africa while 36% (2021 – 33%; 2020 – 29%) is derived from Chemicals America and the remaining revenue is derived from Chemicals Eurasia.

6

Approximately 68% (2021 & 2020 - 70%) of revenue from essential care products is derived from Chemicals Eurasia while approximately 30% is derived from Chemicals America and the remaining revenue in 2022 was derived from Chemicals Africa.

7

Approximately 21% (2021: 22% & 2020: 20%) of revenue from performance solutions is derived from Chemicals Eurasia while approximately 71% (2021 & 2020 - 75%) is derived from Chemicals Africa and 8% (2021: 3% & 2020: 6%) is derived from Chemicals America. 2021 and 2020 percentages were updated based on volumes.

8	Relates primarily to the Gas and Fuels segments.
9	Relates to the Fuels segment and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil slate.

Accounting policies:

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the group mainly satisfies its performance obligations at a point in time. For further information on revenue recognition, refer to Segment information on pages 11 to 13.

2	Turnover continued

Revenue recognised reflects the consideration that the group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of fuels,oil, natural gas and chemical products, services rendered, license fees and royalties. The group allocates revenue based on stand-alone selling prices.

The group enters into exchange agreements with the same counterparties for the purchase and sale of inventory that are entered into in contemplation of one another. When the items exchanged are similar in nature, these transactions are combined and accounted for as a single exchange transaction. The exchange is recognised at the carrying amount of the inventory transferred.

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and the group does not adjust for time value of money.